FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENTS
Schedule of interest rate swap liabilities measured at fair value on a recurring basis

		As of December 31, 2014
		Quoted Prices In Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In thousands)	Total	(Level 1)	(Level 2)	(Level 3)
Current interest rate swap liabilities	$(443)	—	$(443)	—
Long-term interest rate swap liabilities	(690)	—	(690)	—

Total	$(1,133)	$—	$(1,133)	$—

		As of December 31, 2013
		Quoted Prices In Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In thousands)	Total	(Level 1)	(Level 2)	(Level 3)
Current interest rate swap liabilities	$(660)	—	$(660)	—
Long-term interest rate swap liabilities	(1,959)	—	(1,959)	—

Total	$(2,619)	$—	$(2,619)	$—

Schedule of other financial instruments that are not carried at fair value but which require fair value disclosure

	As of December 31, 2014		As of December 31, 2013
(In thousands)	Carrying Value	Fair Value	Carrying Value	Fair Value
Investments, equity basis	$61,092	n/a	$61,204	n/a
Investments, at cost	$52,245	n/a	$49,712	n/a
Long-term debt, excluding capital leases	$1,362,049	$1,381,972	$1,216,764	$1,261,508